Note 15 - Warehouse Credit Facilities	12 Months Ended
Dec. 31, 2023
Warehouse Credit Facilities [Member]
Notes to Financial Statements
Debt Disclosure [Text Block]

15.      Warehouse credit facilities

The following table summarizes the Company’s mortgage warehouse credit facilities:

		December 31, 2023		December 31, 2022
	Current	Maximum	Carrying	Maximum	Carrying
	Maturity	Capacity	Value	Capacity	Value
Facility A - SOFR plus 1.40%	October 17, 2024	$275,000	$168,780	$125,000	$1,924
Facility B - SOFR plus 1.45%	On demand	125,000	-	125,000	7,619
Facility C - SOFR plus 1.60%	Terminated	-	-	150,000	14,743
		$400,000	$168,780	$400,000	$24,286

Colliers Mortgage LLC (“Colliers Mortgage”) has warehouse credit facilities which are used exclusively for the purpose of funding warehouse mortgages receivable. The warehouse credit facilities are recourse only to Colliers Mortgage, are revolving and are secured by any warehouse mortgages financed on the facilities.

On April 17, 2023, the Company terminated Facility C and amended Facility A to increase the borrowing capacity to $275,000 with the right to increase its borrowing capacity up to an additional $150,000. The amendment also modified the interest rate to SOFR plus 1.40% without any change in the maturity.

On October 19, 2023, the Company amended the financing agreement for Facility A to extend the maturity date to October 17, 2024.